Subsequent Events	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as noted in footnote 2 and as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement and PIPE Financing
On April 15, 2021, the Company entered into a business combination agreement with Surrozen, Inc. (“Surrozen”), pursuant to which a wholly-owned subsidiary of the Company will merge with and into Surrozen, with Surrozen surviving as a wholly-owned subsidiary of the Company and the Company will redomicile as a Delaware corporation. In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share and equity award (whether vested or unvested) of Surrozen outstanding as of closing will be exchanged for shares of the Company’s common stock or comparable equity awards that are settled or are exercisable for shares of the Company’s common stock, as applicable, based on an implied Surrozen equity value of $200,000,000 and a $10.00 per share value of the Company’s Common Stock. In connection with the foregoing and concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (the “Subscription Agreements” and such investors, the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 12,020,000 units, each consisting of one share of the Company’s common stock and one-third
of one redeemable warrant for one share of the Company’s common stock (the “PIPE Warrants”), for a purchase price of $10.00 per unit (the “PIPE Units”), for aggregate gross proceeds of $120,200,000 (the “PIPE Financing”). Each whole PIPE Warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as described in the form of warrant agreement attached to the form of Subscription Agreement, and only whole PIPE Warrants will be exercisable. The PIPE Warrants have substantially the same provisions as the public warrants issued in connection with the Company’s initial public offering. The securities to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Surrozen Inc [Member]
Subsequent Events
Note 11. Subsequent Events
The Company has completed an evaluation of all subsequent events through August 16, 2021, the date the condensed interim financial statements were issued, to ensure that these condensed interim financial statements include appropriate disclosure of events both recognized in the condensed interim financial statements and events that occurred but were not recognized in the condensed interim financial statements. The Company is unaware of any specific event or circumstance that would require it to update its estimates, judgments or revise the carrying value of its assets or liabilities. These estimates may change, as new events occur and as additional information related to the COVID-19 pandemic and other information is obtained, the impact of which would be recognized in the condensed interim financial statements as soon as such information becomes known. Actual results could differ from those estimates and any such differences may be material to the Company’s condensed interim financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
On August 11, 2021, the Company completed the business combination with CHFW. Simultaneously, the PIPE Financing was closed (see Note 1). In connection with the consummation of the business combination and PIPE Financing, the Company received gross proceeds of $144.7 million, and the Company’s outstanding shares of common and preferred stock were converted into shares of New Surrozen’s common stock based on the exchange ratio of 0.1757. The business combination is expected to be accounted for as a reverse recapitalization; the Company will be considered the accounting predecessor and CHFW will be treated as the acquired company for financial statement reporting purposes.

Note 14. Subsequent Events
The Company has completed an evaluation of all subsequent events through April 30, 2021, the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events that occurred but were not recognized in the financial statements. The Company is unaware of any specific event or circumstance that would require it to update its estimates, judgments or revise the carrying value of its assets or liabilities. These estimates may change, as new events occur and as additional information related to the COVID-19 pandemic and other information is obtained, the impact of which would be recognized in the financial statements as soon as such information becomes known. Actual results could differ from those estimates and any such differences may be material to the Company’s financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
On April 15, 2021, the Company entered into a business combination agreement with Consonance-HFW Acquisition Corp, a Cayman Islands exempted company (“CHFW”) and Perseverance Merger Sub Inc., a subsidiary of CHFW (“Merger Sub”). Upon closing of the business combination, CHFW will become a Delaware corporation and will be renamed to Surrozen, Inc., and Merger Sub will merge with and into the Company, with the Company as the surviving company and, after giving effect to such merger, continuing as a wholly-owned subsidiary of CHFW.